PROMISSORY NOTES	12 Months Ended
Jan. 31, 2023
Debt Disclosure [Abstract]
PROMISSORY NOTES [Text Block]

12. PROMISSORY NOTES

Transaction costs related to the issuance of convertible promissory notes are apportioned to their respective financial liability and equity components (if applicable) in proportion to the allocation of proceeds as a reduction to the carrying amount of each component.

When valuing the financial liability component of the promissory notes, the Company used specific interest rates assuming no conversion features existed. The resulting liability component is accreted to its face value over the convertible note's term until its maturity date.

a) Convertible promissory notes

A summary of the Company's convertible promissory notes denominated in U.S. dollars is as follows:

	June 13, 2018 issuance	May 24, 2019 issuance	Total
	$	$	$
Balance, January 31, 2021	1,072,590	1,130,056	2,202,646
Payment	-	(1,210,000)	(1,210,000)
Interest expense	17,649	40,685	58,334
Accretion expense	191,203	39,259	230,462
Balance, January 31, 2022	1,281,442	-	1,281,442
Payment	(41,600)	-	(41,600)
Interest expense	1,600	-	1,600
Loss on foreign exchange translation	(85,183)	-	(85,183)
Balance, January 31, 2023	1,156,259	-	1,156,259

On August 19, 2022, the Company repaid $41,600 comprised of $40,000 of principal and $1,600 of interest related to the June 13, 2018 issuance of convertible promissory notes.

On June 13, 2018, the Company issued convertible promissory notes to the vendors that sold Eco Firma Farms, LLC ("EFF") to the Company in the aggregate principal amount of $2,000,000. The convertible promissory notes were convertible at $1.00 per share. The convertible promissory notes accrue interest at a rate of 4% per annum, compounded annually, and were fully due and payable on June 13, 2021. The Company is in an ongoing dispute with the vendors over repayment (Note 20). On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes were exercisable in USD while the functional currency of the Company is Canadian dollars. The conversion feature expired on June 13, 2021 and as such the fair value of the conversion feature as at January 31, 2023 was $nil (January 31, 2022 - $nil).

On May 24, 2019, the Company issued a two-year unsecured convertible promissory note to a debtor of Swell Companies in the principal amount of $1,000,000. The convertible note accrues interest at 10% per annum compounded annually and payable at maturity. The note is convertible into common shares of the Company at a conversion price of $1.56 per share and may be converted at the maturity date. On issuance, the Company determined the conversion feature was a derivative liability as the convertible promissory notes are exercisable in USD while the functional currency of the Company is Canadian dollars. On May 24, 2021 the note was fully repaid.

b) Promissory note payable

A summary of the Company's promissory note payable denominated in USD is as follows:

$
Balance, January 31, 2021	14,186,667
Repayments	(6,080,000)
Balance, January 31, 2022	8,106,667
Repayments	(6,080,000)
Balance, January 31, 2023	2,026,667
Current portion	2,026,667
Non-current portion	-

On January 1, 2019, the Company issued a promissory note to Mr. Newman, who sold Silver State to the Company in the principal amount of $30,000,000. The promissory note is payable in the following principal instalments: $3,000,000 on April 1, 2019, $6,000,000 on each of July 1, 2019, October 1, 2019, January 1, 2020, and April 1, 2020, and $3,000,000 on July 1, 2020. The promissory note accrues interest at a rate of 10% per annum. The promissory note is secured by all of the outstanding membership interests, and a security interest in all of the assets, of Silver State.

On July 1, 2019, the terms of the promissory note payable for the acquisition of Silver State were amended to call for immediate payment of $2,000,000 plus accrued interest on July 1, 2019 followed by payments of $800,000 plus accrued interest on the first of each of August, September, October, November, and December 2019.

Effective November 21, 2019 and June 25, 2020, Mr. Newman and the Company agreed to further amend the terms of the promissory note due to Mr. Newman. The December 1, 2019 principal payment of $800,000 was cancelled and the monthly principal payments thereafter were reduced to $600,000 per month. Further, the annual interest rate on the note was reduced from 10% to 9.5%. The remaining balance on the promissory note is due and payable on January 1, 2021. This modification resulted in a gain of $nil.

On November 19, 2020, the Company announced an agreement with Mr. Newman that the remaining $15,200,000 principal outstanding on his promissory note, due to mature on January 1, 2021, was amended with lower monthly payments amortized over a 30-month period. Commencing December 1, 2020, the monthly payments are $506,667 plus interest. The interest rate at 9.5% was unchanged.

For the year ended January 31, 2023, interest expense was $455,091 (2022 - $1,032,691). Interest paid during the year ended January 31, 2023 was $504,147 (2022 - $1,082,500).